UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (41.6%)(a)
			Principal amount	Value

Basic materials (2.9%)

AbitibiBowater, Inc. 144A company guaranty sr. notes 10 1/4s, 2018 (Canada)			$25,000	$27,188

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			140,000	118,475

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			165,000	160,463

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			55,000	57,475

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	142,450

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			115,000	121,325

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			35,000	32,638

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015			50,000	44,375

Exopack Holding Corp. 144A sr. notes 10s, 2018			80,000	79,200

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			160,000	159,600

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec notes 6 3/8s, 2016 (Australia)			5,000	4,700

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			95,000	92,388

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			90,000	86,850

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			150,000	137,242

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			55,000	43,175

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			90,000	81,225

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			90,000	91,350

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			75,000	76,125

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			200,000	198,500

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	105,000	99,310

Lyondell Chemical Co. company guaranty sr. sec. loans 8s, 2017			$88,000	95,480

Lyondell Chemical Co. sr. notes 11s, 2018			159,712	172,090

Momentive Performance Materials, Inc. notes 9s, 2021			185,000	131,813

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			65,000	45,338

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			35,000	34,213

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)			45,000	44,775

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			195,000	205,725

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			120,000	118,200

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			230,000	1

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	55,000	77,226

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$140,000	149,100

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			70,000	65,100

Sealed Air Corp. 144A sr. unsec. notes 8 3/8s, 2021			25,000	26,688

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			100,000	100,500

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			20,000	18,300

Solo Cup Co. company guaranty notes 10 1/2s, 2013			30,000	30,300

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			90,000	97,200

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			165,000	176,138

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			65,000	66,950

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)			55,000	46,200

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			110,000	109,725

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			160,000	161,200

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			75,000	48,750

				3,875,066
Capital goods (2.7%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			185,000	191,938

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			50,000	47,875

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			60,000	58,200

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			5,000	4,825

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			121,000	127,655

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	100,000	129,424

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$35,000	37,275

Berry Plastics Corp. company guaranty notes FRN 4.222s, 2014			75,000	69,000

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			80,000	76,500

Berry Plastics Corp. notes 9 3/4s, 2021			85,000	81,175

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			50,000	46,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			100,000	101,000

Crown Americas, LLC/Crown Americas Capital Corp. III company guaranty sr. unsec. notes 6 1/4s, 2021			45,000	46,688

Exide Technologies sr. notes 8 5/8s, 2018			185,000	148,000

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			120,000	121,500

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			215,000	216,613

Kratos Defense & Security Solutions, Inc. 144A company guaranty sr. notes 10s, 2017			10,000	10,075

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			285,000	348,743

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			35,000	30,975

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			15,000	15,919

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			280,000	270,900

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			75,000	76,875

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 3/4s, 2016			115,000	118,738

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			100,000	97,750

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			120,000	108,000

Ryerson Holding Corp. sr. disc. notes zero %, 2015			45,000	20,025

Ryerson, Inc. company guaranty sr. notes 12s, 2015			225,000	225,563

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			50,000	50,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			90,000	90,450

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			55,000	61,050

Terex Corp. sr. unsec. sub. notes 8s, 2017			200,000	194,500

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			175,000	175,000

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			93,000	98,580

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			145,000	149,350

				3,646,911
Communication services (5.3%)

Adelphia Communications Corp. escrow bonds zero %, 2012			20,000	62

Adelphia Communications Corp. escrow bonds zero %, 2012			235,000	729

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			10,000	10,575

Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014			225,000	223,313

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			85,000	85,850

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			180,000	188,100

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			35,000	35,525

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			49,815	57,412

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			110,000	113,988

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			95,000	91,675

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			70,000	70,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			85,000	85,850

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			125,000	127,188

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			130,000	115,700

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			714,000	414,120

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			120,000	101,400

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			110,000	92,950

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			195,000	153,075

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			115,000	114,713

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			45,000	48,263

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			65,000	65,325

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			165,000	162,525

EH Holding Corp. 144A sr. notes 6 1/2s, 2019			130,000	127,075

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021			145,000	142,463

Equinix, Inc. sr. unsec. notes 7s, 2021			75,000	76,500

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			110,000	104,500

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			65,000	63,294

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2014			25,000	25,813

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			35,000	33,294

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			140,000	133,000

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			322,187	295,607

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			580,000	533,600

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			85,000	77,988

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	80,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			194,000	197,638

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			20,000	18,900

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			50,000	51,250

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			55,000	57,338

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			190,000	181,450

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			95,000	83,600

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			90,000	102,150

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			40,000	40,400

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			50,000	54,000

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			160,000	173,200

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	75,000	72,249

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			$20,000	20,125

Qwest Corp. notes 6 3/4s, 2021			130,000	135,548

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			90,000	98,550

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016			20,000	22,675

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			65,000	66,625

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			55,000	59,194

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			145,000	155,150

Sprint Capital Corp. company guaranty 6 7/8s, 2028			295,000	205,763

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			185,000	158,638

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			80,000	63,800

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			115,000	116,150

Videotron Ltee sr. notes 6 7/8s, 2021 (Canada)		CAD	75,000	72,533

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			$175,000	191,625

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			80,000	69,800

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)			110,000	94,875

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Italy)(PIK)			120,671	92,917

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			35,000	35,700

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			95,000	100,463

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			125,000	130,625

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			75,000	73,875

				7,049,078
Consumer cyclicals (9.2%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	14,550

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			105,000	87,675

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			135,000	112,388

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			125,000	108,750

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			165,000	150,150

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			177,000	177,000

American Media, Inc. 144A notes 13 1/2s, 2018			18,955	14,690

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			50,000	50,750

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			40,000	41,500

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			65,000	46,800

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			65,000	42,900

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			40,000	26,100

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			175,000	112,438

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			30,000	26,400

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	106,000

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	46,575

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			50,000	50,250

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			40,000	39,800

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			90,000	86,625

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			447,000	286,080

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2015			30,000	26,700

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			220,000	228,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			20,000	21,750

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			80,000	58,000

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			125,000	106,563

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			40,000	33,800

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			200,000	169,500

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			85,000	91,375

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			25,000	24,938

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			163,615	161,979

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			120,000	99,000

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			260,000	163,800

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			100,000	67,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2017			20,000	20,950

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			160,000	168,400

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			205,000	209,100

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			125,000	108,125

DISH DBS Corp. company guaranty 7 1/8s, 2016			60,000	61,650

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			135,000	143,100

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			100,000	97,500

Entercom Radio, LLC 144A company guaranty sr. sub. notes 10 1/2s, 2019			110,000	106,150

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			151,000	161,570

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			165,000	153,450

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			315,000	371,700

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015			110,000	118,414

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			200,000	203,975

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			130,000	120,900

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			85,000	84,044

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			75,000	80,813

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			240,000	256,800

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			195,000	180,375

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			90,000	82,800

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			50,000	54,000

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			280,000	296,800

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			110,000	114,400

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			10,000	10,925

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			40,000	41,300

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			145,000	141,375

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			80,000	82,400

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			100,000	103,750

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			180,000	157,950

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			160,000	176,835

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2015			75,000	86,518

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			200,000	9,000

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			125,000	117,500

MGM Resorts International company guaranty sr. notes 9s, 2020			25,000	27,250

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			40,000	36,500

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			50,000	47,250

MGM Resorts International sr. notes 10 3/8s, 2014			20,000	22,400

MGM Resorts International sr. notes 6 3/4s, 2012			2,000	2,010

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			225,000	236,250

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			290,000	241,425

Navistar International Corp. sr. notes 8 1/4s, 2021			204,000	212,160

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			125,000	115,000

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			105,000	106,050

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			205,000	216,788

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			45,000	37,013

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			125,000	116,250

Owens Corning company guaranty sr. unsec. notes 9s, 2019			225,000	265,500

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			30,000	32,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			150,000	152,250

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			65,000	68,250

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			60,000	61,800

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			35,000	36,750

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			180,000	174,600

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			105,000	101,063

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			80,000	64,600

QVC Inc. 144A sr. notes 7 1/2s, 2019			90,000	95,625

QVC Inc. 144A sr. notes 7 3/8s, 2020			65,000	69,063

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			90,000	77,513

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			35,000	30,100

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			160,000	167,200

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			100,000	105,000

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			155,000	153,063

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			200,000	156,000

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			90,000	90,900

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			101,000	110,090

Sears Holdings Corp. company guaranty 6 5/8s, 2018			85,000	67,256

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			25,000	23,750

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			40,000	41,000

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			30,000	29,700

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			110,000	112,475

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			145,000	156,238

Travelport, LLC company guaranty 11 7/8s, 2016			120,000	39,000

Travelport, LLC company guaranty 9 7/8s, 2014			125,000	75,625

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			75,000	42,844

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	60,000	81,527

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2014		EUR	80,000	108,703

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			$100,000	82,500

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			115,000	108,675

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			70,000	75,425

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			145,000	163,850

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			130,000	133,900

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			190,000	189,525

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			95,000	83,125

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			210,000	212,625

				12,259,401
Consumer staples (3.6%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			80,000	88,600

AE Escrow Corp. 144A sr. unsec. notes 9 3/4s, 2020			35,000	35,000

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			30,000	30,225

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			150,000	149,250

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			75,000	81,844

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			65,000	63,050

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			63,393	58,955

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			80,000	58,400

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			145,000	158,775

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			150,000	162,375

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			130,000	133,250

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			30,000	31,500

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			95,000	92,150

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			175,000	181,125

Dole Food Co. sr. notes 13 7/8s, 2014			94,000	108,805

Dole Food Co. 144A sr. notes 8s, 2016			35,000	36,050

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			105,000	109,463

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			45,000	45,113

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	110,000	148,826

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$60,000	66,750

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			335,000	304,850

Landry's Acquisition Co. 144A company guaranty notes 11 5/8s, 2015			30,000	30,750

Landry's Restaurants, Inc. company guaranty sr. notes 11 5/8s, 2015			20,000	20,850

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			45,000	46,913

Libbey Glass, Inc. sr. notes 10s, 2015			72,000	76,680

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018			55,000	56,650

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			45,000	46,013

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			135,000	137,025

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			125,000	115,000

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			80,000	85,200

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			40,000	43,200

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			65,000	63,700

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			250,000	218,750

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			35,000	37,800

Roadhouse Financing, Inc. notes 10 3/4s, 2017			75,000	74,250

Service Corporation International sr. notes 7s, 2019			50,000	51,875

Service Corporation International sr. notes 7s, 2017			65,000	69,550

Service Corporation International sr. unsec. 7 3/8s, 2014			125,000	135,625

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			130,000	148,850

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			95,000	103,313

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019			117,016	126,816

Spectrum Brands, Inc. 144A company guaranty notes 9 1/2s, 2018			50,000	54,375

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			85,000	82,663

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			305,000	351,513

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			45,000	43,875

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			80,000	86,400

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			225,000	246,375

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			55,000	54,863

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			65,000	65,000

				4,818,230
Energy (5.8%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			80,000	76,000

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			85,000	81,175

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			210,000	252,845

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			75,000	83,615

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			15,000	17,192

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040			50,000	54,666

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			105,000	102,900

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			110,000	107,250

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			45,000	45,000

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			50,000	33,000

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			59,000	71,685

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			235,000	233,238

Carrizo Oil & Gas, Inc. 144A company guaranty sr. unsec notes 8 5/8s, 2018			30,000	29,550

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			85,000	90,950

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			155,000	158,100

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			45,000	44,325

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			35,000	39,375

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			45,000	43,650

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			115,000	113,419

Complete Production Services, Inc. company guaranty 8s, 2016			100,000	104,000

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			110,000	107,800

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			120,000	121,500

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			215,000	231,125

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			130,000	138,450

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			20,000	19,700

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	244,950

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			95,000	102,600

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			65,000	65,650

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			250,000	230,000

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			75,000	77,250

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			85,000	72,888

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019			80,000	74,400

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 5/8s, 2018			115,000	115,863

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			185,000	181,300

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			345,000	358,800

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			60,000	57,600

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			135,000	128,250

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			45,000	34,200

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			80,000	79,000

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			125,000	126,875

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			160,000	165,800

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			90,000	90,450

Milagro Oil & Gas 144A notes 10 1/2s, 2016			120,000	85,200

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			50,000	52,500

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			90,000	94,500

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			210,000	212,100

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			120,000	128,700

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada) (In default)(NON)			15,000	10,069

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014 (Canada) (In default)(NON)			105,000	70,350

Peabody Energy Corp. company guaranty 7 3/8s, 2016			185,000	200,263

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			10,000	10,100

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			245,000	244,694

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			135,000	150,356

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			265,000	283,550

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			175,000	178,500

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			50,000	51,000

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			70,000	78,750

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			50,000	54,750

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			135,000	144,788

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			185,000	183,381

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			25,000	22,875

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			230,000	220,800

SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2016			55,000	56,650

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			55,000	55,550

SM Energy Co. 144A sr. unsec. notes 6 1/2s, 2021			50,000	50,000

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			25,000	25,500

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			30,000	29,580

Whiting Petroleum Corp. company guaranty 7s, 2014			90,000	95,400

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			115,000	145,113

WPX Energy, Inc. 144A sr. unsec. notes 6s, 2022			70,000	68,775

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			145,000	142,463

				7,752,643
Financials (4.3%)

ABN Amro North American Holding Preferred Capital Repackage Trust I 144A jr. sub. bonds FRB 6.523s, perpetual maturity			195,000	143,325

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			90,000	81,900

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			90,000	82,700

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	65,813

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			60,000	59,175

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			65,000	62,806

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.526s, 2014			65,000	56,580

Ally Financial, Inc. unsec. sub. notes 8s, 2018			65,000	60,288

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			140,000	123,550

BAC Capital Trust VI bank guaranty jr. unsec. sub. notes 5 5/8s, 2035			85,000	68,763

BankAmerica Capital II bank guaranty jr. unsec. sub. notes 8s, 2026			30,000	27,900

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			105,000	103,556

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			35,000	35,263

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			170,000	194,225

CIT Group, Inc. sr. bonds 7s, 2017			354	350

CIT Group, Inc. sr. bonds 7s, 2016			538	532

CIT Group, Inc. 144A bonds 7s, 2017			556,000	547,605

CIT Group, Inc. 144A bonds 7s, 2016			289,000	285,388

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			135,000	136,688

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			105,000	110,250

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			110,000	108,075

Dresdner Funding Trust I 144A bonds 8.151s, 2031			140,000	89,600

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			80,000	78,000

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			82,000	92,660

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			175,000	106,750

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			135,000	107,797

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			60,000	37,300

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			180,000	174,150

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			115,000	112,988

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			240,000	244,800

ING Groep NV jr. unsec. sub. notes 5.775s, perpetual maturity (Netherlands)			40,000	26,800

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			15,000	13,425

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			168,000	169,680

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058			25,000	30,125

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			50,000	43,250

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			30,000	24,900

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			50,000	49,500

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			190,000	201,875

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027			30,000	27,900

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			145,000	138,475

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			125,000	123,125

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			135,000	128,250

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			60,000	48,600

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047			210,000	168,000

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015			225,000	135,563

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, perpetual maturity (United Kingdom)			265,000	182,188

SLM Corp. sr. notes Ser. MTN, 8s, 2020			45,000	43,988

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			290,000	289,125

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			295,000	198,388

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 5.85s, 2013			65,000	55,088

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			120,000	113,474

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			100,000	102,392

				5,712,888
Health care (2.8%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			95,000	89,775

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			90,000	96,975

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			130,000	128,538

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 8s, 2019			40,000	38,800

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			200,000	180,500

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			30,000	29,475

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			90,000	88,425

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			160,000	170,400

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			100,000	98,250

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			70,000	71,750

Grifols, Inc. 144A company guaranty sr. notes 8 1/4s, 2018			170,000	175,100

HCA, Inc. company guaranty sr. notes 9 7/8s, 2017			29,000	31,320

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			215,000	232,200

HCA, Inc. sr. notes 6.95s, 2012			70,000	70,700

HCA, Inc. sr. notes 6 1/2s, 2020			385,000	382,113

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			110,000	107,800

Health Management Associates, Inc. sr. notes 6 1/8s, 2016			245,000	249,288

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			205,000	170,663

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019(FWC)			120,000	120,600

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			165,000	158,400

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			95,000	94,763

Select Medical Corp. company guaranty 7 5/8s, 2015			37,000	34,318

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	76,800

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			131,119	129,808

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			85,000	85,956

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			15,000	16,875

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			55,000	59,950

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			135,000	132,975

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017			265,000	263,013

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			20,000	18,825

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			45,000	43,425

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			120,000	115,500

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			4,000	2,560

				3,765,840
Technology (2.3%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			55,000	55,963

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			105,000	105,525

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			25,000	18,000

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			70,000	55,300

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			235,000	183,888

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			55,000	49,225

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			227,350	177,901

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			55,000	41,938

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019			130,000	120,575

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			35,000	37,100

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			65,000	68,900

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			150,116	136,606

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			190,000	154,850

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			140,000	121,100

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			55,000	51,700

First Data Corp. 144A sr. bonds 12 5/8s, 2021			200,000	165,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			114,000	116,850

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			49,000	52,185

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			115,000	119,888

Iron Mountain, Inc. company guaranty 8 3/4s, 2018			55,000	56,650

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	46,463

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			25,000	26,250

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			446,000	439,309

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			150,000	163,125

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			85,000	87,550

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			116,000	119,480

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			95,000	94,050

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			120,000	123,000

				2,988,371
Transportation (0.5%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			200,000	190,000

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			125,000	123,750

CHC Helicopter SA 144A company guaranty sr. notes 9 1/4s, 2020 (Luxembourg)			100,000	86,000

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 8s, 2018 (Mexico)			15,000	16,388

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 6 1/8s, 2021 (Mexico)			25,000	25,940

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			140,000	145,600

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			130,000	48,100

				635,778
Utilities and power (2.2%)

AES Corp. (The) sr. unsec. notes 8s, 2020			55,000	59,469

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			85,000	91,375

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			75,000	78,188

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			100,000	104,000

Calpine Corp. 144A sr. notes 7 1/4s, 2017			185,000	188,700

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			95,000	102,324

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021			70,000	73,675

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			155,000	160,813

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			215,000	149,425

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			75,000	52,125

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			20,000	18,800

Edison Mission Energy sr. unsec. notes 7.2s, 2019			85,000	50,150

Edison Mission Energy sr. unsec. notes 7s, 2017			40,000	25,100

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			100,000	115,000

El Paso Natural Gas Co. debs. 8 5/8s, 2022			40,000	49,875

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			45,000	46,125

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			256,000	252,800

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			62,000	63,860

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			155,000	160,425

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			190,000	188,575

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			25,000	25,250

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			25,000	26,250

NRG Energy, Inc. company guaranty 7 3/8s, 2017			100,000	104,000

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			325,000	308,750

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			70,000	71,750

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			84,000	93,030

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			15,000	17,108

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			75,000	44,250

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			199,151	77,669

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			85,000	70,550

				2,869,411

Total corporate bonds and notes (cost $57,029,590)				$55,373,617

CONVERTIBLE BONDS AND NOTES (27.1%)(a)
			Principal amount	Value

Basic materials (1.1%)

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			$535,000	$579,138

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			520,000	575,432

USEC, Inc. cv. sr. unsec. notes 3s, 2014			600,000	308,250

				1,462,820
Capital goods (2.3%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			1,160,000	1,135,350

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			630,000	592,200

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			965,000	717,719

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			655,000	603,419

				3,048,688
Communication services (4.1%)

Cogent Communication Group, Inc. cv. sr. unsec. notes 1s, 2027			733,000	652,370

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			830,000	1,153,700

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			1,280,000	1,113,600

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			645,000	879,619

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			1,160,000	626,458

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			750,000	1,055,625

				5,481,372
Consumer cyclicals (5.1%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			397,000	426,775

Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s, 2014			1,270,000	1,130,300

Digital River, Inc. 144A cv. sr. unsec. notes 2s, 2030			790,000	645,825

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			631,000	894,443

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			1,900,000	1,047,375

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027			1,070,000	956,313

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			1,020,000	946,050

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			622,000	803,935

				6,851,016
Consumer staples (0.8%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			470,000	493,500

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027			618,000	571,650

				1,065,150
Energy (2.5%)

Alpha Natural Resources, Inc. cv. sr. unsec. notes 2 3/8s, 2015			570,000	531,525

Endeavour International Corp. 144A cv. company guaranty sr. unsec. notes 5 1/2s, 2016			643,000	485,722

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			494,000	461,890

Helix Energy Solutions Group, Inc. cv. sr. unsec. unsub. notes 3 1/4s, 2025			690,000	699,488

James River Coal Co. 144A cv. sr. unsec. notes 3 1/8s, 2018			689,000	422,013

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			670,000	703,835

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			500,000	5,000

				3,309,473
Financials (2.9%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			785,000	748,812

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			545,000	857,013

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 0.872s, 2012(R)			820,000	749,316

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			598,000	779,643

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			920,000	747,500

				3,882,284
Health care (3.6%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			940,000	769,625

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China)			763,000	488,320

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China)			445,000	186,544

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016			500,000	351,250

Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s (zero %, 12/15/16) 2037(STP)			365,000	404,238

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 12/15/13) 2037(STP)			1,010,000	954,450

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s, 2014			485,000	502,581

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			302,000	295,205

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			700,000	831,250

				4,783,463
Technology (4.3%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			1,414,000	1,382,185

Quantum Corp. cv. sr. unsec. sub. notes 3 1/2s, 2015			538,000	519,843

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			1,800,000	2,463,750

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			875,000	733,906

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			545,000	572,931

				5,672,615
Transportation (0.4%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			670,000	462,300

				462,300

Total convertible bonds and notes (cost $35,634,616)				$36,019,181

CONVERTIBLE PREFERRED STOCKS (25.4%)(a)
			Shares	Value

Basic materials (1.0%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			65,720	$657

Vale Capital II $3.375 cv. pfd. (Cayman Islands)			19,570	1,273,273

				1,273,930
Communication services (1.9%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			28,570	1,135,658

Crown Castle International Corp. $3.125 cum. cv. pfd.			22,708	1,342,724

				2,478,382
Consumer cyclicals (5.6%)

Callaway Golf Co. Ser. B, 7.50% cv. pfd.			6,030	580,388

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			62,060	1,320,711

General Motors Co. Ser. B, $2.375 cv. pfd.			67,775	2,312,822

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			1,170	1,116,692

Nielsen Holdings NV $3.125 cv. pfd.			21,515	1,196,772

Stanley Black & Decker, Inc. $4.75 cv. pfd.			8,247	937,436

				7,464,821
Consumer staples (1.7%)

Bunge, Ltd. $4.875 cv. pfd.			11,750	1,135,344

Dole Food Automatic Exchange 144A 7.00% cv. pfd.			45,742	380,116

Newell Financial Trust I $2.625 cum. cv. pfd.			18,460	800,703

				2,316,163
Energy (2.1%)

Apache Corp. Ser. D, $3.00 cv. pfd.			24,370	1,379,951

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			1,292	1,403,435

				2,783,386
Financials (8.5%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.			28,010	662,997

AMG Capital Trust II $2.575 cv. pfd.			31,375	1,255,000

Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)			5,265	217,550

Bank of America Corp. Ser. L, 7.25% cv. pfd.			1,802	1,394,298

Citigroup, Inc. $7.50 cv. pfd.			20,240	1,709,066

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			41,435	799,439

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.			30,825	602,629

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			20,775	1,017,975

Huntington Bancshares Ser. A, 8.50% cv. pfd.			844	884,512

MetLife, Inc. $3.75 cv. pfd.			18,970	1,153,186

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			1,575	1,660,050

				11,356,702
Technology (1.0%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			1,255	801,631

Unisys Corp. Ser. A, 6.25% cv. pfd.			7,597	530,840

				1,332,471
Transportation (0.5%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			76,740	710,137

				710,137
Utilities and power (3.1%)

AES Trust III $3.375 cv. pfd.			30,565	1,497,685

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	49,195

Great Plains Energy, Inc. $6.00 cv. pfd.			19,895	1,260,149

PPL Corp. $4.375 cv. pfd.			24,135	1,323,081

				4,130,110

Total convertible preferred stocks (cost $36,714,630)				$33,846,102

COMMON STOCKS (2.0%)(a)
			Shares	Value

Alliance HealthCare Services, Inc.(NON)			4,248	$5,183

Alpha Natural Resources, Inc.(NON)			1,380	33,120

Avis Budget Group, Inc.(NON)			3,210	37,878

Bohai Bay Litigation, LLC (Escrow)(F)			406	1,267

Chesapeake Energy Corp.			2,190	55,495

Cincinnati Bell, Inc.(NON)			31,355	92,184

CIT Group, Inc.(NON)			936	31,693

Compton Petroleum Corp. (Canada)(NON)			5,645	29,806

CONSOL Energy, Inc.			1,500	62,460

Deepocean Group (Shell) (acquired 6/9/11, cost $131,921) (Norway)(RES)			9,098	122,823

El Paso Corp.			58,196	1,455,482

FelCor Lodging Trust, Inc.(NON)(R)			8,485	22,316

Fortescue Metals Group, Ltd. (Australia)			9,200	45,325

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			1,770	70,092

General Motors Co.(NON)			2,830	60,251

Harry & David Holdings, Inc.(F)			124	9,300

Interpublic Group of Companies, Inc. (The)			6,010	56,374

Jarden Corp.			1,855	57,765

L-3 Communications Holdings, Inc.			965	63,980

Newfield Exploration Co.(NON)			1,895	86,791

NII Holdings, Inc.(NON)			2,425	55,799

Quicksilver Resources, Inc.(NON)			4,455	36,086

Spectrum Brands Holdings, Inc.(NON)			3,329	93,279

Stallion Oilfield Holdings, Ltd.			693	21,830

Terex Corp.(NON)			2,105	32,480

Trump Entertainment Resorts, Inc.(F)			152	646

TRW Automotive Holdings Corp.(NON)			790	25,801

Vantage Drilling Co.(NON)			38,638	46,366

Vertis Holdings, Inc.(F)			481	2,083

Total common stocks (cost $2,428,160)				$2,713,955

UNITS (0.8%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			1,540,000	$1,078,000

Total units (cost $1,258,835)				$1,078,000

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			111	$77,762

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			6,800	129,200

Total preferred stocks (cost $260,815)				$206,962

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	119	$3,735

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	168,777	40,506

Total warrants (cost $38,280)				$44,241

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.24s, 2014			$54,268	$11,973

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.24s, 2014			20,249	4,468

Total senior loans (cost $72,000)				$16,441

SHORT-TERM INVESTMENTS (2.2%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)			2,985,480	$2,985,480

Total short-term investments (cost $2,985,480)				$2,985,480

TOTAL INVESTMENTS

Total investments (cost $136,422,406)(b)				$132,283,979

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $1,604,285) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	12/21/11	$34,303	$34,455	$152
	Euro	Sell	12/21/11	44,348	45,124	776
Citibank, N.A.
	Euro	Buy	12/21/11	22,443	22,822	(379)
Credit Suisse AG
	Euro	Buy	12/21/11	20,696	21,063	(367)
Deutsche Bank AG
	Euro	Sell	12/21/11	127,667	129,960	2,293
Goldman Sachs International
	Euro	Sell	12/21/11	121,889	124,083	2,194
HSBC Bank USA, National Association
	Euro	Sell	12/21/11	51,067	51,976	909
JPMorgan Chase Bank, N.A.
	Canadian Dollar	Sell	12/21/11	40,184	40,340	156
	Euro	Buy	12/21/11	226,979	230,952	(3,973)
Royal Bank of Scotland PLC (The)
	Euro	Buy	12/21/11	75,794	77,139	(1,345)
State Street Bank and Trust Co.
	Euro	Sell	12/21/11	44,348	45,119	771
UBS AG
	Euro	Sell	12/21/11	1,613	1,641	28
Westpac Banking Corp.
	Australian Dollar	Sell	12/21/11	63,896	64,220	324
	Canadian Dollar	Sell	12/21/11	72,625	72,983	358
	Euro	Sell	12/21/11	631,080	642,408	11,328

Total						$13,225

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $133,082,651.
(b)	The aggregate identified cost on a tax basis is $136,474,644, resulting in gross unrealized appreciation and depreciation of $6,996,255 and $11,186,920, respectively, or net unrealized depreciation of $4,190,665.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $122,823, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $549 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,486,615 and $5,747,230, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $38,885 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,908 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$70,092	$45,325	$—
Capital goods	32,480	—	—
Communication services	147,983	—	—
Consumer cyclicals	222,507	—	2,729
Consumer staples	131,157	—	9,300
Energy	350,124	144,653	1,267
Financials	31,693	—	—
Health care	5,183	—	—
Technology	63,980	—	—
Utilities and power	1,455,482	—	—
Total common stocks	2,510,681	189,978	13,296
Convertible bonds and notes	—	36,019,181	—
Convertible preferred stocks	—	33,845,445	657
Corporate bonds and notes	—	54,934,307	439,310
Preferred stocks	—	206,962	—
Senior loans	—	16,441	—
Units	—	1,078,000	—
Warrants	—	—	44,241
Short-term investments	2,985,480	—	—

Totals by level	$5,496,161	$126,290,314	$497,504

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$13,225	$—

Totals by level	$—	$13,225	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$19,289	$6,064
Equity contracts	44,241	—

Total	$63,530	$6,064

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012